Schedule of other income (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Other Income
Miscellaneous income	$ 191,775
Gain on disposal of non-current assets	21,812
Other income	$ 213,587